COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Loan commitments, off-balance sheet risk	$ 13,100	$ 11,500